Summary of Significant Accounting Policies (Details) - Schedule of diluted net income (loss) per share - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Diluted Net Income Loss Per Share Abstract
Stock options	5,850,000		5,850,000		1,000,000
Convertible preferred stock					1,250,000	1,250,000
Potentially dilutive securities	5,850,000	1,250,000	5,850,000	1,250,000	2,250,000	1,250,000